OTHER ASSETS AND LIABILITIES - Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Assets And Liabilities
Customer acquisition costs (see Note 3)	$ 149	$ 128
Tax advances (non-income tax)	33	33
Other non-financial assets	34	18
Total other non-current assets	216	179
Advances to suppliers	102	91
Input value added tax	160	159
Prepaid taxes	24	43
Other assets	58	42
Total other current assets	$ 344	$ 335